Significant Accounting Policies - Narrative (Details)	1 Months Ended	12 Months Ended
	Apr. 30, 2021 $ / shares shares	Jun. 30, 2024 USD ($) facility	Jun. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)
Shares of common stock issued | shares	1,003,274
Share price | $ / shares	$ 10
Sale of stock, percentage of ownership after transaction	45.00%
Number of business facilities | facility		5
Investment in restricted stock, at cost		$ 1,329,413	$ 770,273	$ 1,329,413
Loans held for sale		0	0
In process of foreclosure amount		0	0
Foreclosed assets (OREO), net		1,397,460	2,334,560	1,397,460
Unpaid principal balances of mortgage loans		81,058,000	81,849,000
Unrecognized tax benefit		0	0
Advertising costs		61,234	87,179
Right-to-use assets		529,366	591,982	501,484
Lease liability		$ 524,973	585,182	$ 497,801
Marathon Mutual Holding Company
Sale of stock, percentage of ownership before transaction	55.00%
Shares of common stock issued | shares	1,226,223
Buildings And Improvements | Minimum
Estimated useful lives		5 years
Buildings And Improvements | Maximum
Estimated useful lives		40 years
Furniture And Equipment | Minimum
Estimated useful lives		3 years
Furniture And Equipment | Maximum
Estimated useful lives		10 years
Other Assets.
Servicing right asset		$ 776,659	$ 818,151